Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Consolidated Statements of Financial Position	Presentation in consolidated statements of financial position:
	December 31,
	2025	2024
Deferred tax assets	$26,915	$33,850
Deferred tax liabilities	(83,426)	(42,894)
	$(56,511)	$(9,044)

Schedule of Composition	Composition:
	December 31,
	2025	2024
Net operating losses carried forward	$5,347	$7,494
Intangible assets, fixed asset and right-of-use assets	(31,745)	(33,526)
Lease liabilities	1,085	1,309
Differences in measurement basis (cash basis for tax purposes)	-	1,228
Deferred taxes on investments where the group does not control the timing of reversal	(47,505)	-
Other	16,307	14,451
	$(56,511)	$(9,044)

Schedule of Pre-Tax Income	Pre-tax income:
	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$112,257	$128,132	$99,902
Foreign	34,132	30,733	33,352

Total	$146,389	$158,865	$133,254

Schedule of income tax (tax benefit)	Income tax (tax benefit) consist of the following:
	Year ended December 31,
	2025	2024	2023

Current taxes	$50,825	$44,900	$37,486
Deferred taxes	(10,366)	(6,127)	(5,652)

Total	$40,459	$38,773	$31,834

Schedule of Consolidated Statements of Profit or Loss

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Group’s consolidated statements of profit or loss:

	Year ended December 31,
	2025	2024	2023

Income before income taxes, as per the statement of operations	$146,389	$158,865	$133,254

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	33,669	36,539	30,648

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	8,521	3,391	2,081
Effect of different tax rates	1,304	(1,781)	(874)
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,403)	-	-
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	933	691	(1,592)
Taxes in respect of prior years	(1,128)	(942)	558
Uncertain tax positions	914	-	-
Tax benefit for a depreciable asset recognized for tax purposes	(1,497)	-	-
Other	(854)	875	1,013

Taxes on income	40,459	38,773	$31,834

Schedule of Total Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula’s subsidiaries is as follows:

Balance as of January 1, 2024	$10,843
Decrease in tax positions	(1,041)
Increase in tax positions	2,412
Statue limitation	(2,522)
Balance as of December 31, 2024	$9,692
Decrease in tax positions	(981)
Increase in tax positions	4,160
Statue limitation	(1,048)
Deconsolidation	(9,870)
Balance as of December 31, 2025	1,953